Lease Commitments - Schedule of Other Supplemental Information Leases Related Continuing Operations (Details) (10-K)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Lessee Disclosure [Abstract]
Weighted average remaining lease term, Operating leases (in years)	1 year 3 months 21 days	11 months 26 days	1 year 2 months 26 days
Weighted average remaining lease term, Finance leases (in years)	3 years 14 days	3 years 4 months 6 days	3 years 11 months 19 days
Weighted average discount rate, Operating leases	8.18%	7.98%	7.97%
Weighted average discount rate, Finance leases	8.54%	8.21%	9.07%